Note 8 - Accrued Expenses	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

8. Accrued Expenses

Accrued expenses consist of the following:

	December 31,
	2023	2022
	A$	A$
Legal, tax and accounting fees	443,833	527,523
Salary and related costs	663,978	387,047
Research and development costs	319,193	3,586,251
Patent fees	47,484	421,759
Inventory purchases	102,458	345,563
Legal, tax and accounting fees	443,833	527,523
Salary and related costs	663,978	387,047
Research and development costs	319,193	3,586,251
Patent fees	47,484	421,759
Inventory purchases	102,458	345,563
Sample collection site costs	148,741	135,373
Calibration costs	51,247	3,897
Public company costs	40,204	8,416
Freight	36,977	66,405
Royalties	35,775	0
Travel	32,329	2,953
Product design costs	22,420	19,724
Consultants	19,873	38,396
Warehouse expenses	17,554	5,664
Other	74,863	339,409
	2,056,929	5,888,380